Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000129658
Shareholder Report [Line Items]
Fund Name	Target 2055 Fund
Class Name	Investor Class
Trading Symbol	TRFFX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2055 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2055 Fund - Investor Class	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2055 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, glide path effect added value as the fund’s greater total equity exposure versus the benchmark was beneficial.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,334	9,394	9,335
2015	9,597	9,895	9,689
2016	8,884	9,142	8,968
2016	9,640	10,022	9,762
2016	10,035	10,468	10,146
2016	10,044	10,717	10,202
2017	10,751	11,546	10,903
2017	11,323	11,795	11,317
2017	11,734	12,150	11,644
2017	12,350	13,104	12,400
2018	12,598	13,419	12,599
2018	12,589	13,572	12,680
2018	12,940	14,610	13,136
2018	12,274	13,828	12,408
2019	12,723	14,096	12,736
2019	12,615	13,911	12,535
2019	13,244	14,801	13,070
2019	13,960	15,970	13,956
2020	13,392	15,069	13,140
2020	13,392	15,505	13,069
2020	15,194	17,975	14,706
2020	16,280	19,008	15,668
2021	17,601	20,393	16,808
2021	18,956	22,314	18,230
2021	19,743	23,914	18,891
2021	19,302	24,014	18,580
2022	18,352	22,900	18,068
2022	17,091	21,492	17,122
2022	16,178	20,738	16,224
2022	16,808	21,420	16,832
2023	16,718	21,051	16,959
2023	17,130	21,929	17,251
2023	18,266	23,798	18,309
2023	18,438	24,121	18,481
2024	20,265	27,072	20,181
2024	21,077	27,978	20,883
2024	22,231	30,020	22,163
2024	22,997	32,439	22,841
2025	22,801	31,819	22,775
2025	23,091	31,648	23,307

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2055 Fund (Investor Class)	9.56%	11.51%	8.73%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2055 Index (Strategy Benchmark)	11.61	12.27	8.83

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 297,640,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,440,000
InvestmentCompanyPortfolioTurnover	20.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$297,640 Number of Portfolio Holdings21
Holdings [Text Block]
Domestic Equity Funds	67.1%
International Equity Funds	28.4
Domestic Bond Funds	1.4
International Bond Funds	0.4
Short-Term and Other	2.7

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.2%
T. Rowe Price Growth Stock Fund	14.5
T. Rowe Price U.S. Large-Cap Core Fund	10.2
T. Rowe Price Equity Index 500 Fund	9.2
T. Rowe Price International Value Equity Fund	8.6
T. Rowe Price Overseas Stock Fund	7.7
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	6.3
T. Rowe Price Mid-Cap Growth Fund	3.5
T. Rowe Price Mid-Cap Value Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129659
Shareholder Report [Line Items]
Fund Name	Target 2055 Fund
Class Name	Advisor Class
Trading Symbol	PAFTX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2055 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2055 Fund - Advisor Class	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2055 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, glide path effect added value as the fund’s greater total equity exposure versus the benchmark was beneficial.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,332	9,394	9,335
2015	9,596	9,895	9,689
2016	8,873	9,142	8,968
2016	9,621	10,022	9,762
2016	10,017	10,468	10,146
2016	10,017	10,717	10,202
2017	10,707	11,546	10,903
2017	11,269	11,795	11,317
2017	11,671	12,150	11,644
2017	12,287	13,104	12,400
2018	12,516	13,419	12,599
2018	12,498	13,572	12,680
2018	12,848	14,610	13,136
2018	12,175	13,828	12,408
2019	12,614	14,096	12,736
2019	12,497	13,911	12,535
2019	13,122	14,801	13,070
2019	13,806	15,970	13,956
2020	13,243	15,069	13,140
2020	13,233	15,505	13,069
2020	15,000	17,975	14,706
2020	16,056	19,008	15,668
2021	17,356	20,393	16,808
2021	18,677	22,314	18,230
2021	19,447	23,914	18,891
2021	19,000	24,014	18,580
2022	18,052	22,900	18,068
2022	16,793	21,492	17,122
2022	15,889	20,738	16,224
2022	16,503	21,420	16,832
2023	16,407	21,051	16,959
2023	16,791	21,929	17,251
2023	17,898	23,798	18,309
2023	18,056	24,121	18,481
2024	19,831	27,072	20,181
2024	20,618	27,978	20,883
2024	21,730	30,020	22,163
2024	22,470	32,439	22,841
2025	22,259	31,819	22,775
2025	22,519	31,648	23,307

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2055 Fund (Advisor Class)	9.22%	11.22%	8.46%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2055 Index (Strategy Benchmark)	11.61	12.27	8.83

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 297,640,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,440,000
InvestmentCompanyPortfolioTurnover	20.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$297,640 Number of Portfolio Holdings21
Holdings [Text Block]
Domestic Equity Funds	67.1%
International Equity Funds	28.4
Domestic Bond Funds	1.4
International Bond Funds	0.4
Short-Term and Other	2.7

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.2%
T. Rowe Price Growth Stock Fund	14.5
T. Rowe Price U.S. Large-Cap Core Fund	10.2
T. Rowe Price Equity Index 500 Fund	9.2
T. Rowe Price International Value Equity Fund	8.6
T. Rowe Price Overseas Stock Fund	7.7
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	6.3
T. Rowe Price Mid-Cap Growth Fund	3.5
T. Rowe Price Mid-Cap Value Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169040
Shareholder Report [Line Items]
Fund Name	Target 2055 Fund
Class Name	I Class
Trading Symbol	TRPPX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2055 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2055 Fund - I Class	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2055 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, glide path effect added value as the fund’s greater total equity exposure versus the benchmark was beneficial.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	500,000	500,000	500,000
2/29/16	497,594	496,422	497,238
5/31/16	539,942	544,231	541,265
8/31/16	562,560	568,440	562,551
11/30/16	563,041	581,943	565,682
2/28/17	602,686	626,947	604,505
5/31/17	634,749	640,512	627,482
8/31/17	658,295	659,747	645,592
11/30/17	693,364	711,555	687,537
2/28/18	707,249	728,662	698,587
5/31/18	706,730	736,982	703,035
8/31/18	726,967	793,335	728,355
11/30/18	689,606	750,879	687,955
2/28/19	715,203	765,454	706,179
5/31/19	709,133	755,379	695,030
8/31/19	745,555	803,727	724,669
11/30/19	785,289	867,195	773,816
2/29/20	753,875	818,289	728,570
5/31/20	753,875	841,972	724,629
8/31/20	855,812	976,058	815,418
11/30/20	917,435	1,032,167	868,732
2/28/21	992,409	1,107,368	931,960
5/31/21	1,069,294	1,211,696	1,010,808
8/31/21	1,114,242	1,298,577	1,047,425
11/30/21	1,089,994	1,304,032	1,030,222
2/28/22	1,036,616	1,243,505	1,001,830
5/31/22	965,421	1,167,058	949,380
8/31/22	914,480	1,126,100	899,539
11/30/22	950,691	1,163,163	933,252
2/28/23	946,292	1,143,118	940,333
5/31/23	969,657	1,190,804	956,503
8/31/23	1,034,561	1,292,283	1,015,173
11/30/23	1,044,296	1,309,822	1,024,709
2/29/24	1,148,880	1,470,073	1,118,971
5/31/24	1,194,969	1,519,264	1,157,864
8/31/24	1,261,096	1,630,142	1,228,867
11/30/24	1,305,849	1,761,518	1,266,426
2/28/25	1,294,905	1,727,827	1,262,780
5/31/25	1,311,392	1,718,566	1,292,266

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/26/16
Target 2055 Fund (I Class)	9.74%	11.71%	10.98%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	14.27
S&P Target Date 2055 Index (Strategy Benchmark)	11.61	12.27	10.80

Performance Inception Date	Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 297,640,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,440,000
InvestmentCompanyPortfolioTurnover	20.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$297,640 Number of Portfolio Holdings21
Holdings [Text Block]
Domestic Equity Funds	67.1%
International Equity Funds	28.4
Domestic Bond Funds	1.4
International Bond Funds	0.4
Short-Term and Other	2.7

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.2%
T. Rowe Price Growth Stock Fund	14.5
T. Rowe Price U.S. Large-Cap Core Fund	10.2
T. Rowe Price Equity Index 500 Fund	9.2
T. Rowe Price International Value Equity Fund	8.6
T. Rowe Price Overseas Stock Fund	7.7
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	6.3
T. Rowe Price Mid-Cap Growth Fund	3.5
T. Rowe Price Mid-Cap Value Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless